EQUITY (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares
Notes and other explanatory information [abstract]
Number of shares, Beginning balance		9,865,767	9,865,767	8,377,897	8,377,897
Beginning balance		$ 64,431	¥ 450,782	$ 64,431	¥ 450,782
Issue of shares				1,487,870	1,487,870
Effect of Five-to-One Share Combination	[1]	(8,609,379)	(8,609,379)
Number of shares, Ending balance		1,256,388	1,256,388	9,865,767	9,865,767
Ending balance		$ 64,431	¥ 450,782	$ 64,431	¥ 450,782

[1]	The numbers of common shares above are before giving effect to the Share Combination which became effective on June 13, 2025. On June 13, 2025, the Company effected a share combination in which all of the Company's issued and outstanding ordinary shares were combined on an 8-to-1 basis. The basic and diluted earnings/(loss) per ordinary share has been retrospectively adjusted to reflect the impact of the share combination. All outstanding options, warrants and other rights to purchase the Company's common shares were adjusted proportionately as a result of the share combination.